Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2015
Loans and Allowance for Loan Losses [Abstract]
Recorded investment in loans by loan class
The following tables present the recorded investment in loans by loan class:

	December 31, 2015
(dollars in thousands)	New York and other states*	Florida	Total
Commercial:
Commercial real estate	$160,965	14,908	175,873
Other	27,449	93	27,542
Real estate mortgage - 1 to 4 family:
First mortgages	2,093,957	566,715	2,660,672
Home equity loans	52,251	8,250	60,501
Home equity lines of credit	308,165	51,160	359,325
Installment	8,000	1,391	9,391
Total loans, net	$2,650,787	642,517	3,293,304
Less: Allowance for loan losses			44,762
Net loans			$3,248,542

	December 31, 2014
(dollars in thousands)	New York and other states*	Florida	Total
Commercial:
Commercial real estate	$174,788	19,336	194,124
Other	29,200	58	29,258
Real estate mortgage - 1 to 4 family:
First mortgages	2,041,140	476,427	2,517,567
Home equity loans	51,713	5,942	57,655
Home equity lines of credit	308,764	43,370	352,134
Installment	6,774	820	7,594
Total loans, net	$2,612,379	545,953	3,158,332
Less: Allowance for loan losses			46,327
Net loans			$3,112,005

*	Includes New York, New Jersey, Vermont, and Massachusetts.

Recorded investment in non-accrual loans by loan class
The following tables present the recorded investment in non-accrual loans by loan class:

	December 31, 2015
(dollars in thousands)	New York and other states	Florida	Total
Loans in non-accrual status:
Commercial:
Commercial real estate	$3,024	-	3,024
Other	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	19,488	1,488	20,976
Home equity loans	212	-	212
Home equity lines of credit	3,573	329	3,902
Installment	90	8	98
Total non-accrual loans	26,387	1,825	28,212
Restructured real estate mortgages - 1 to 4 family	48	-	48
Total nonperforming loans	$26,435	1,825	28,260

	December 31, 2014
(dollars in thousands)	New York and other states	Florida	Total
Loans in non-accrual status:
Commercial:
Commercial real estate	$3,835	-	3,835
Other	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	23,643	2,488	26,131
Home equity loans	349	-	349
Home equity lines of credit	3,229	252	3,481
Installment	77	13	90
Total non-accrual loans	31,133	2,753	33,886
Restructured real estate mortgages - 1 to 4 family	125	-	125
Total nonperforming loans	$31,258	2,753	34,011

Aging of the recorded investment in past due loans by loan class and by region
The following tables present the aging of the recorded investment in past due loans by loan class and by region as of December 31, 2015 and 2014:

New York and other states:

	December 31, 2015
(dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	90+ Days Past Due	Total 30+ days Past Due	Current	Total Loans

Commercial:
Commercial real estate	$-	-	2,340	2,340	158,625	160,965
Other	-	-	-	-	27,449	27,449
Real estate mortgage - 1 to 4 family:
First mortgages	4,321	2,037	12,529	18,887	2,075,070	2,093,957
Home equity loans	43	-	149	192	52,059	52,251
Home equity lines of credit	572	204	1,418	2,194	305,971	308,165
Installment	34	19	88	141	7,859	8,000

Total	$4,970	2,260	16,524	23,754	2,627,033	2,650,787

Florida:

(dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	90+ Days Past Due	Total 30+ days Past Due	Current	Total Loans

Commercial:
Commercial real estate	$10	-	-	10	14,898	14,908
Other	-	-	-	-	93	93
Real estate mortgage - 1 to 4 family:
First mortgages	665	271	851	1,787	564,928	566,715
Home equity loans	-	-	-	-	8,250	8,250
Home equity lines of credit	159	-	240	399	50,761	51,160
Installment	1	21	-	22	1,369	1,391

Total	$835	292	1,091	2,218	640,299	642,517

Total:

(dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	90+ Days Past Due	Total 30+ days Past Due	Current	Total Loans

Commercial:
Commercial real estate	$10	-	2,340	2,350	173,523	175,873
Other	-	-	-	-	27,542	27,542
Real estate mortgage - 1 to 4 family:
First mortgages	4,986	2,308	13,380	20,674	2,639,998	2,660,672
Home equity loans	43	-	149	192	60,309	60,501
Home equity lines of credit	731	204	1,658	2,593	356,732	359,325
Installment	35	40	88	163	9,228	9,391

Total	$5,805	2,552	17,615	25,972	3,267,332	3,293,304

New York and other states:

	December 31, 2014
(dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	90+ Days Past Due	Total 30+ days Past Due	Current	Total Loans

Commercial:
Commercial real estate	$618	52	2,627	3,297	171,491	174,788
Other	-	-	-	-	29,200	29,200
Real estate mortgage - 1 to 4 family:
First mortgages	3,340	3,874	16,782	23,996	2,017,144	2,041,140
Home equity loans	141	59	337	537	51,176	51,713
Home equity lines of credit	568	342	1,198	2,108	306,656	308,764
Installment	79	10	58	147	6,627	6,774

Total	$4,746	4,337	21,002	30,085	2,582,294	2,612,379

Florida:

(dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	90+ Days Past Due	Total 30+ days Past Due	Current	Total Loans

Commercial:
Commercial real estate	$-	-	-	-	19,336	19,336
Other	-	-	-	-	58	58
Real estate mortgage - 1 to 4 family:
First mortgages	801	283	1,225	2,309	474,118	476,427
Home equity loans	-	-	-	-	5,942	5,942
Home equity lines of credit	173	-	116	289	43,081	43,370
Installment	17	-	-	17	803	820

Total	$991	283	1,341	2,615	543,338	545,953

Total:

(dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	90+ Days Past Due	Total 30+ days Past Due	Current	Total Loans

Commercial:
Commercial real estate	$618	52	2,627	3,297	190,827	194,124
Other	-	-	-	-	29,258	29,258
Real estate mortgage - 1 to 4 family:
First mortgages	4,141	4,157	18,007	26,305	2,491,262	2,517,567
Home equity loans	141	59	337	537	57,118	57,655
Home equity lines of credit	741	342	1,314	2,397	349,737	352,134
Installment	96	10	58	164	7,430	7,594

Total	$5,737	4,620	22,343	32,700	3,125,632	3,158,332

Activity in the allowance for loan losses by portfolio segment
Activity in the allowance for loan losses by portfolio segment is summarized as follows:

(dollars in thousands)	For the year ended December 31, 2015
	Commercial	Real Estate Mortgage- 1 to 4 Family	Installment	Total
Balance at beginning of period	$4,071	42,088	168	46,327
Loans charged off:
New York and other states*	779	4,631	168	5,578
Florida	-	320	17	337
Total loan chargeoffs	779	4,951	185	5,915

Recoveries of loans previously charged off:
New York and other states*	20	572	46	638
Florida	7	5	-	12
Total recoveries	27	577	46	650
Net loans charged off	752	4,374	139	5,265
Provision for loan losses	1,172	2,039	489	3,700
Balance at end of period	$4,491	39,753	518	44,762

(dollars in thousands)	For the year ended December 31, 2014
	Commercial	Real Estate Mortgage- 1 to 4 Family	Installment	Total
Balance at beginning of period	$4,019	43,597	98	47,714
Loans charged off:
New York and other states*	397	5,485	201	6,083
Florida	613	835	13	1,461
Total loan chargeoffs	1,010	6,320	214	7,544

Recoveries of loans previously charged off:
New York and other states*	34	442	28	504
Florida	480	69	4	553
Total recoveries	514	511	32	1,057
Net loans charged off	496	5,809	182	6,487
Provision for loan losses	548	4,300	252	5,100
Balance at end of period	$4,071	42,088	168	46,327

(dollars in thousands)	For the year ended December 31, 2013
	Commercial	Real Estate Mortgage- 1 to 4 Family	Installment	Total
Balance at beginning of period	$3,771	44,069	87	47,927
Loans charged off:
New York and other states*	1,072	6,572	68	7,712
Florida	100	1,020	6	1,126
Total loan chargeoffs	1,172	7,592	74	8,838

Recoveries of loans previously charged off:
New York and other states*	14	715	17	746
Florida	505	374	-	879
Total recoveries	519	1,089	17	1,625
Net loans charged off	653	6,503	57	7,213
Provision for loan losses	901	6,031	68	7,000
Balance at end of period	$4,019	43,597	98	47,714

Allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method
The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2015 and 2014:

	December 31, 2015
(dollars in thousands)		1-to-4 Family
	Commercial Loans	Residential Real Estate	Installment Loans	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	-	-	-
Collectively evaluated for impairment	4,491	39,753	518	44,762

Total ending allowance balance	$4,491	39,753	518	44,762

Loans:
Individually evaluated for impairment	$3,306	22,575	-	25,881
Collectively evaluated for impairment	200,109	3,057,923	9,391	3,267,423

Total ending loans balance	$203,415	3,080,498	9,391	3,293,304

	December 31, 2014
(dollars in thousands)		1-to-4 Family
	Commercial Loans	Residential Real Estate	Installment Loans	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	-	-	-
Collectively evaluated for impairment	4,071	42,088	168	46,327

Total ending allowance balance	$4,071	42,088	168	46,327

Loans:
Individually evaluated for impairment	$4,129	22,406	-	26,535
Collectively evaluated for impairment	219,253	2,904,950	7,594	3,131,797

Total ending loans balance	$223,382	2,927,356	7,594	3,158,332

Impaired loans by loan class
The following tables present impaired loans by loan class as of December 31, 2015 and 2014:

New York and other states:

	December 31, 2015
(dollars in thousands)		Unpaid		YTD Avg
	Recorded Investment	Principal Balance	Related Allowance	Recorded Investment

Commercial:
Commercial real estate	$3,306	3,996	-	3,608
Other	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	17,460	18,602	-	18,127
Home equity loans	359	417	-	382
Home equity lines of credit	2,306	2,569	-	2,238

Total	$23,431	25,584	-	24,355

Florida:

(dollars in thousands)		Unpaid		YTD Avg
	Recorded Investment	Principal Balance	Related Allowance	Recorded Investment

Commercial:
Commercial real estate	$-	-	-	-
Other	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	1,760	1,852	-	1,489
Home equity loans	53	53	-	54
Home equity lines of credit	637	720	-	654

Total	$2,450	2,625	-	2,197

Total:

(dollars in thousands)		Unpaid		YTD Avg
	Recorded Investment	Principal Balance	Related Allowance	Recorded Investment

Commercial:
Commercial real estate	$3,306	3,996	-	3,608
Other	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	19,220	20,454	-	19,616
Home equity loans	412	470	-	436
Home equity lines of credit	2,943	3,289	-	2,892

Total	$25,881	28,209	-	26,552

New York and other states:

	December 31, 2014
(dollars in thousands)		Unpaid		YTD Avg
	Recorded Investment	Principal Balance	Related Allowance	Recorded Investment

Commercial:
Commercial real estate	$4,129	5,499	-	4,798
Other	-	-	-	61
Real estate mortgage - 1 to 4 family:
First mortgages	17,579	18,689	-	17,261
Home equity loans	366	410	-	454
Home equity lines of credit	2,492	2,778	-	2,578

Total	$24,566	27,376	-	25,152

Florida:

(dollars in thousands)		Unpaid		YTD Avg
	Recorded Investment	Principal Balance	Related Allowance	Recorded Investment

Commercial:
Commercial real estate	$-	-	-	577
Other	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	1,289	1,380	-	1,422
Home equity loans	56	56	-	5
Home equity lines of credit	624	773	-	581

Total	$1,969	2,209	-	2,585

Total:

(dollars in thousands)		Unpaid		YTD Avg
	Recorded Investment	Principal Balance	Related Allowance	Recorded Investment

Commercial:
Commercial real estate	$4,129	5,499	-	5,375
Other	-	-	-	61
Real estate mortgage - 1 to 4 family:
First mortgages	18,868	20,069	-	18,683
Home equity loans	422	466	-	459
Home equity lines of credit	3,116	3,551	-	3,159

Total	$26,535	29,585	-	27,737

Modified loans by class that were determined to be TDR's
The following table presents modified loans by class that were determined to be TDRs that occurred during the years ended December 31, 2015, 2014 and 2013:

	Year ended 12/31/2015			Year ended 12/31/2014			Year ended 12/31/2013
New York and other states*:
(dollars in thousands)	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Outstanding Recorded Investment

Commercial:
Commercial real estate	-	$-	-	1	$294	294	1	$507	507
Real estate mortgage - 1 to 4 family:
First mortgages	35	4,797	4,797	41	5,585	5,585	50	5,852	5,852
Home equity loans	1	137	137	4	77	77	7	120	120
Home equity lines of credit	7	506	506	3	194	194	13	1,061	1,061

Total	43	$5,440	5,440	49	$6,150	6,150	71	$7,540	7,540

Florida:
(dollars in thousands)	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Real estate mortgage - 1 to 4 family:
First mortgages	6	780	780	7	676	676	8	1,149	1,149
Home equity loans	-	-	-	1	56	56	-	-	-
Home equity lines of credit	4	107	107	3	368	368	3	282	282

Total	10	$887	887	11	$1,100	1,100	11	$1,431	1,431

Loans by class modified as TDR's for which there was a payment default
The following table presents loans by class modified as TDR’s that occurred during the years ended December 31, 2015, 2014 and 2013 for which there was a payment default within 12 months of modification:

	Year ended 12/31/2015		Year ended 12/31/2014		Year ended 12/31/2013
New York and other states*:	Number of	Recorded	Number of	Recorded	Number of	Recorded
(dollars in thousands)	Contracts	Investment	Contracts	Investment	Contracts	Investment

Real estate mortgage - 1 to 4 family:
First mortgages	2	148	7	355	5	440
Home equity loans	-	-	-	-	1	44
Home equity lines of credit	2	24	1	35	1	56

Total	4	$172	8	$390	7	$540

Florida:
	Number of	Recorded	Number of	Recorded	Number of	Recorded
(dollars in thousands)	Contracts	Investment	Contracts	Investment	Contracts	Investment

Real estate mortgage - 1 to 4 family:
First mortgages	-	$-	1	$60	-	$-
Home equity lines of credit	-	-	1	279	-	-

Total	-	$-	2	$339	-	$-

Risk category of loans by class of loans
As of December 31, 2015 and 2014, and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

	December 31, 2015
New York and other states:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$145,335	15,630	160,965
Other	26,715	734	27,449

	$172,050	16,364	188,414

Florida:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$14,908	-	14,908
Other	93	-	93

	$15,001	-	15,001

Total:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$160,243	15,630	175,873
Other	26,808	734	27,542

	$187,051	16,364	203,415

	December 31, 2014
New York and other states:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$162,589	12,199	174,788
Other	28,677	523	29,200

	$191,266	12,722	203,988

Florida:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$19,336	-	19,336
Other	58	-	58

	$19,394	-	19,394

Total:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$181,925	12,199	194,124
Other	28,735	523	29,258

	$210,660	12,722	223,382